CONSOLIDATED BALANCE SHEETS - CAD ($) $ in Thousands	Dec. 31, 2017	Dec. 31, 2016
Current assets
Cash and cash equivalents	$ 815,848	$ 961
Accounts receivable	337,768	329,037
Income taxes	27,158
Amounts receivable from affiliated corporations	7,021	2,657
Inventories	89,590	86,064
Prepaid expenses	46,163	38,242
Total current assets	1,323,548	456,961
Non-current assets
Fixed assets	3,257,388	3,261,883
Intangible assets	907,972	1,123,257
Goodwill	535,932	535,932
Derivative financial instruments	293,157	417,788
Subordinated loan to parent corporation	342,000
Other assets	13,406	16,864
Total non-current assets	5,349,855	5,355,724
Total assets	6,673,403	5,812,685
Current liabilities
Bank indebtedness		10,118
Accounts payable and accrued charges	491,910	456,437
Amounts payable to affiliated corporations	54,675	66,534
Provisions	17,508	60,321
Deferred revenue	312,772	309,910
Income taxes		33,370
Current portion of long-term debt	5,357	10,714
Total current liabilities	882,222	947,404
Non-current liabilities
Long-term debt	3,264,973	3,152,394
Deferred income taxes	646,158	525,535
Derivative financial instruments	34,129
Other liabilities	112,867	115,612
Total non-current liabilities	4,058,127	3,793,541
Total liabilities	4,940,349	4,740,945
Equity
Capital stock	132,401	132,401
Retained earnings	1,641,920	1,022,737
Accumulated other comprehensive loss	(41,828)	(83,907)
Equity attributable to shareholder	1,732,493	1,071,231
Non-controlling interests	561	509
Total equity	1,733,054	1,071,740
Commitments and contingencies
Guarantees
Subsequent events
Total liabilities and equity	$ 6,673,403	$ 5,812,685